Financial Instruments - Narrative - Investments in notes from associates (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 24, 2023
Short-term note [Line Items]
Loss on investments in notes from associates		$ 27,630	$ 0	$ 0
Note receivable | Gelesis
Short-term note [Line Items]
Receivables due from associates			16,501
Increase (decrease) in financial assets		10,729	$ 15,000
Convertible note receivable | Gelesis
Short-term note [Line Items]
Increase (decrease) in financial assets		10,729
Loss on investments in notes from associates	$ 27,230	10,729
Convertible note receivable | Vedanta
Short-term note [Line Items]
Receivables due from associates					$ 5,000
Increase (decrease) in financial assets		5,000
Loss on investments in notes from associates		$ 400